Basis of preparation	12 Months Ended
Dec. 31, 2021
Basis of preparation

2	Basis of preparation

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The financial statements have been prepared on a historical cost basis except for (i) certain financial instruments; and (ii) assets and liabilities arising from business combinations measured at their fair values, when applicable. All relevant information in the financial statements is being evidenced by and corresponds to that used by Management in the administration of the Company.

The financial statements are presented in millions of Brazilian Reais (R$), which is the functional currency of the Company.

The financial statements have been prepared on a going concern basis.

The financial statements for the fiscal year ended December 31, 2021, 2020 and 2019 were approved by the Board of Directors on May 2, 2022.

2.1	Basis of consolidation

The consolidated financial statements include the financial information of all subsidiaries over which Sendas Distribuidora exercises control directly or indirectly. The determination if a subsidiary is controlled by Sendas Distribuidora and the basis of consolidation are in accordance with the requirements of IFRS 10 – Consolidated Financial Statement.

The consolidated financial statements of the subsidiaries are prepared on the same closing date of the reporting period of Sendas Distribuidora, using consistent accounting policies. All balances and transactions, including income and expense, unrealized gains and losses, and dividends resulting from intercompany operations included in the consolidation are fully eliminated.

Gains or losses resulting from changes in equity interest in subsidiary, which do not result in loss of control, are directly recorded in equity. Losses are attributed to the non-controlling interest, even if it results in a deficit balance.

In the consolidated financial statements, Sendas Distribuidora consolidates all its subsidiary and reports non-controlling interests in a separate line item in shareholders’ equity and statements of operations (see note 31). As of December 31, 2021, there were no consolidated subsidiaries.